SEGMENT INFORMATION - Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Segment Reporting Information Abstract
Formation and operating costs	$ 137,975	$ 234,453	$ 1,414,260	$ 156,520